U.S. Bancorp (Parent Company) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	449	1,495	2,152
Net cash provided by operating activities	9,820	5,241	7,600
Investing Activities
Other, net	(1,070)	(936)	(74)
Net cash used in investing activities	(32,704)	(16,372)	(719)
Financing Activities
Net decrease in short-term borrowings	(2,205)	592	(4,448)
Proceeds from issuance of long-term debt	3,611	7,044	6,040
Principal payments or redemption of long-term debt	(3,300)	(8,394)	(11,740)
Fees paid on exchange of income trust securities for perpetual preferred stock		(4)
Proceeds from issuance of preferred stock	676
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock			(6,599)
Repurchase of common stock	(514)
Repurchase of common stock warrant			(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	22,359	19,412	(7,534)
Change in cash and due from banks	(525)	8,281	(653)
Cash and due from banks at beginning of year	14,487	6,206	6,859
Cash and due from banks at end of year	13,962	14,487	6,206
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,551)	(3,477)	(1,885)
Other, net	12	130	703
Net cash provided by operating activities	1,333	(30)	1,023
Investing Activities
Proceeds from sales and maturities of investment securities	297	298	395
Purchases of investment securities	(36)	(63)	(52)
Investments in subsidiaries	0	(1,750)	(186)
Equity distributions from subsidiaries	77	58	58
Net increase in short-term advances to subsidiaries	(4,613)	(253)	(173)
Long-term advances to subsidiaries	0	(300)	(800)
Principal collected on long-term advances to subsidiaries	0	300	0
Other, net	(3)	33	(29)
Net cash used in investing activities	(4,278)	(1,677)	(787)
Financing Activities
Net decrease in short-term borrowings	(31)	(782)	(392)
Proceeds from issuance of long-term debt	2,426	4,250	5,031
Principal payments or redemption of long-term debt	(851)	(5,250)	(1,054)
Fees paid on exchange of income trust securities for perpetual preferred stock	0	(4)	0
Proceeds from issuance of preferred stock	676	0	0
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock	0	0	(6,599)
Repurchase of common stock	(514)	0	0
Repurchase of common stock warrant	0	0	(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	951	(2,139)	(1,750)
Change in cash and due from banks	(1,994)	(3,846)	(1,514)
Cash and due from banks at beginning of year	6,722	10,568	12,082
Cash and due from banks at end of year	$ 4,728	$ 6,722	$ 10,568